Amounts in Paragraphs - Debt (Details 3) £ in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2019 USD ($) Rate	Dec. 31, 2018 USD ($) Rate	Dec. 31, 2017 USD ($)	Dec. 31, 2019 GBP (£)
Debt Instrument [Line Items]
Credit Facility, Covenant Terms, Maximum Debt to Capitalization Ratio	The company also cannot permit the ratio of its debt to capitalization (as set forth in the credit agreements) to exceed 65 percent.
Line of Credit Facility, Covenant Compliance	the company was in compliance with all covenants under its credit agreements.
Long-term Debt, Fair Value	$ 15,100	$ 14,300
Interest paid, net of interest received	521	456	$ 273
Five Year Term [Member] [Domain]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	2,000
Credit facilities	0
Two Year Term [Member] [Domain]
Debt Instrument [Line Items]
Credit facilities	78	108
Revolving Credit Facility [Member] | Two Year Term [Member] [Domain]
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity	$ 155			£ 120
Credit facilities | £				£ 60
London Interbank Offered Rate (LIBOR) [Member] | Two Year Term [Member] [Domain]
Debt Instrument [Line Items]
Line of Credit Facility, Interest Rate During Period | Rate	1.10%
Commercial Paper [Member]
Debt Instrument [Line Items]
Commercial Paper, Maximum Borrowing Capacity	$ 2,000
Short-term Debt	$ 0	$ 198
Short-term Debt, Weighted Average Interest Rate, at Point in Time | Rate		2.77%
Debt Instrument, Term	3 months